Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Expenses
Exploration and evaluation	$ 90,907	$ 0	$ 0
Assays and analysis	4,769		0
Geological	37,478	0
Helicopter and fuel	29,520	0	0
Property costs and assessments	3,752	0	0
Site activities	13,381	0	0
Travel and accommodation	2,007	0
Expenses	163,261	249,442	149,170
Administrative fees	38,382	77,603	50,406
Insurance	29,989	35,730	31,779
IT Services	12,000	12,000	12,000
Legal, accounting and audit	44,718	29,885	20,306
Office and miscellaneous	10,299	1,572	1,245
Property investigation	0	23,275	0
Regulatory, trust and filing	27,873	64,233	28,682
Shareholder communications	0	5,144	4,752
Operating expenses	(254,168)	(249,442)	(149,170)
Other items
Accretion expense - office lease	(1,456)	0	0
Amortization of Right-of-use asset	(2,474)	0	0
Gain on sale of royalty interest	191,654	0	0
Selling costs for royalty interest	(15,256)	0	0
Interest income	1,376	1,091	1,846
Interest expense	0	(6,291)	(6,236)
Foreign exchange gain (loss)	357	(477)	(155)
Gain on settlement of debt	0	2,779,882	0
Income (loss) and comprehensive income (loss) before taxes for the year	(79,967)	2,524,763	(153,715)
Current income tax expenses	(36,452)	0
Income (loss) and comprehensive income (loss) for the year	$ (116,419)	$ 2,524,763	$ (153,715)
Basic earning (loss) per common share	$ (0.00)	$ 0.16	$ (0.02)
Diluted earning (loss) per common share	$ (0.00)	$ 0.13	$ (0.02)
Weighted average number of common shares outstanding (note 5(c))
Basic	26,873,243	15,959,818	10,041,411
Diluted	39,179,894	19,165,047	10,041,411